Other Receivables, Deposits and Prepayments, Net - Schedule of Other Receivables, Deposits and Prepayments, Net (Details) - Other receivables [Member] - MYR (RM)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Other Receivables, Deposits and Prepayments, Net [Line Items]
Other receivables	RM 128,544
Other deposits	57,890	4,022,650
Trade deposit paid	66,780,000
Prepayments	3,503	152,660
Other receivables, gross	66,969,937	4,175,310
Less: impairment allowance		(4,000,000)
Other receivables	RM 66,969,937	RM 175,310